MATERIAL AND OTHER ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Buildings [Member]
Statement [Line Items]
Estimated useful life of property, plant and equipment	10 years
Machinery [Member]
Statement [Line Items]
Estimated useful life of property, plant and equipment	5 years
Fixtures And Fittings
Statement [Line Items]
Estimated useful life of property, plant and equipment	5 years
Vehicles
Statement [Line Items]
Estimated useful life of property, plant and equipment	5 years
Computer Equipment [Member]
Statement [Line Items]
Estimated useful life of property, plant and equipment	3 years
Computer Software
Statement [Line Items]
Estimated useful life of property, plant and equipment	1 year